Revenue from product sales (Tables)	6 Months Ended
Jun. 30, 2026
Revenue [abstract]
Disclosure of revenue

	Six months	Six months
	ended	ended
	June	June
	2026	2025
US Dollar millions	Unaudited	Unaudited

Gold income (1)	6,188	4,334
Spot market sales	6,038	4,337
Concentrate sales (2)	150	(3)
By-products (1)	152	74
Revenue from product sales	6,340	4,408
(1)The disaggregation of revenue from contracts with customers by primary geographical region is described in the segmental reporting note.
(2)There have been no material provisional price adjustments for the six months ended 30 June 2026 and 30 June 2025.